Supplemental pension plans (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Supplemental pension plans (Details Text)
Effects recognized in Equity Valuation Adjustments, net of tax effects	R$ 212,188	R$ 93,494
Contributions to defined-benefit plans are expected	R$ 16,500
Impact on the actuarial exposure	8.5% - 10.0% p.a.
Expenses related to contributions	R$ 997,446	942,427
Other employee expense	R$ 6,101,527	R$ 4,550,580
Supplementary Pension Plan - Minimum
Supplemental pension plans (Details Text)
Contributions - Supplementary Pension Plan	4.00%
Supplementary Pension Plan - Maximum
Supplemental pension plans (Details Text)
Contributions - Supplementary Pension Plan	5.00%